INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of income before income taxes

The components of income before income taxes are as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Chinese mainland	12,562,152	35,007,671	21,956,167
Non-Chinese mainland	33,431,585	46,755,978	185,486,319
Total income before income taxes	45,993,737	81,763,649	207,442,486

Schedule of current and deferred portions of income taxes allocated to continuing operations

The current and deferred portions of income tax expense allocated to continuing operations, were as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current tax (expense)
Chinese mainland	—	—	(77)
Non-Chinese mainland	(9,779,815)	(19,580,355)	(37,631,835)
Total current tax (expense)	(9,779,815)	(19,580,355)	(37,631,912)
Deferred tax (expense) benefit
Chinese mainland	548,704	(2,782,703)	606,219
Non-Chinese mainland	(3,755,199)	1,953,337	1,064,828
Total deferred tax (expense) benefit	(3,206,495)	(829,366)	1,671,047
Total income tax (expense) benefit
Chinese mainland	548,704	(2,782,703)	606,142
Non-Chinese mainland	(13,535,014)	(17,627,018)	(36,567,007)
Total income tax (expense)	(12,986,310)	(20,409,721)	(35,960,865)

Summary of income tax paid (net of refund received) in different jurisdictions

The amounts of income taxes paid (net of refunds received) in different jurisdictions are set forth below:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Chinese mainland	—	—	77
Non-Chinese mainland	13,324,309	11,288,825	26,068,302
United States - federal	3,610,000	5,200,440	14,400,000
United States - New Jersey	729,000	2,971,000	5,120,000
New Zealand	8,190,515	2,365,230	5,183,060
Other jurisdictions	794,794	752,155	1,365,242
Total income tax paid	13,324,309	11,288,825	26,068,379

Schedule of significant components of the Group's deferred tax assets

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets
Net operating loss carryforwards	22,460,370	21,363,776
Share-based compensation	4,104,367	6,140,895
Lease liabilities	2,019,091	2,369,987
Withholding tax credit carryforwards	1,013,796	139,758
Advertising expense carryforwards	807,824	828,788
Accrued expenses	504,250	894,354
Financial instruments held, at fair value	546,762	572,453
Allowance for doubtful accounts	860,624	1,699,590
Long-term investments	228,010	234,009
Total deferred tax assets	32,545,094	34,243,610
Less: valuation allowance	21,923,356	21,316,154
Deferred tax assets, net of valuation allowance	10,621,738	12,927,456

Deferred tax liabilities
Intangible assets	1,788,555	1,535,965
Right-of-use assets	1,945,981	2,229,588
Financial instruments held, at fair value	382,728	451,332
Total deferred tax liabilities	4,117,264	4,216,885

Deferred tax assets, net	8,573,135	10,404,896
Deferred tax liabilities, net	2,068,661	1,694,325

Schedule of movement of the valuation allowance

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	11,307,489	18,262,801	21,923,356
Additions of valuation allowance	7,372,595	6,576,529	2,883,176
Reversals of valuation allowance	(187,483)	(2,599,680)	(4,185,003)
Foreign currency translation adjustment	(229,800)	(316,294)	694,625
Net change in the valuation allowance	6,955,312	3,660,555	(607,202)
Balance at the end of the year	18,262,801	21,923,356	21,316,154

Schedule of expiration status of net operating loss carryforwards

The expiration status of net operating loss carryforwards as of December 31, 2025 is listed below.

Expiration year	US$
2026	6,083,279
2027	7,206,834
2028	6,015,368
2029	4,573,483
2030 through 2045	65,146,458
Indefinitely	40,715,871

Schedule of Reconciliations between the income tax expense computed by applying the PRC's statutory income tax rate to income before income taxes and the actual income tax expense

Reconciliations between the income tax expense computed by applying the Chinese mainland's 25% statutory income tax rate, the standard enterprise income tax rate in the jurisdiction of tax domicile of a significant portion of our business, to income before income taxes and the reported income tax expense were as follows:

	For the years ended December 31,
	2023	2024
	US$	US$
Income before income taxes	45,993,737	81,763,649
Chinese mainland statutory income tax rate	25%	25%
Income tax at statutory income tax rate	(11,498,434)	(20,440,912)
Effect of income tax rate difference in other jurisdictions	23,195	2,527,278
Effect of preferential tax rates	1,306,561	3,226,674
Super deduction of research and development expense	5,509,308	5,544,966
Nondeductible expenses	(1,998,354)	(10,651,228)
Non-taxable income	194,107	1,758,388
Changes in valuation allowance	(7,185,112)	(3,976,849)
Excess tax benefits from share-based compensation	662,419	1,601,962
Income tax expense	(12,986,310)	(20,409,721)

	For the year ended December 31,
	2025
	US$	%
Income tax expense at statutory income tax rate	(51,860,621)	25%
Foreign tax effects
Singapore
Statutory income tax rate difference between Chinese mainland and Singapore	3,521,285	-1.7%
Others	(54,706)	0.0%
New Zealand
Statutory income tax rate difference between Chinese mainland and New Zealand	(935,185)	0.5%
Tax effect of bad debt write-off	3,150,262	-1.5%
Others	531,223	-0.3%
Hong Kong
Statutory income tax rate difference between Chinese mainland and Hong Kong	3,605,777	-1.7%
Others	1,149,846	-0.6%
United States
Statutory income tax rate difference between Chinese mainland and United States	2,740,834	-1.3%
State and local income taxes, net of federal income tax effect	(4,111,251)	2.0%
Others	303,347	-0.1%
Other foreign jurisdictions	(96,864)	0.0%
Changes in valuation allowance	(365,581)	0.2%
Non-deductible expenses	(1,658,817)	0.8%
Other adjustments
Effect of preferential tax rates	2,502,281	-1.2%
Super deduction of research and development expenses	3,090,613	-1.5%
Excess tax benefits from share-based compensation	2,526,692	-1.2%
Income tax expense	(35,960,865)	17.3%